Acquisitions and Dispositions (Schedule of Unaudited Pro Forma Information) (Detail) - Dominion Energy Questar Corporation - USD ($) $ / shares in Units, $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Business Acquisition [Line Items]
Operating Revenue	[1]	$ 3,970	$ 3,910	$ 8,835	$ 8,546
Net income attributable to Dominion Energy	[1]	$ 392	$ 456	$ 962	$ 1,131
Earnings Per Common Share – Basic	[1]	$ 0.49	$ 0.61	$ 1.21	$ 1.51
Earnings Per Common Share – Diluted	[1]	$ 0.47	$ 0.61	$ 1.19	$ 1.51

[1]	Amounts include adjustments for non-recurring costs directly related to the SCANA Combination.